Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following:
	December 31,
	2019	2018

Cost:
Laboratory equipment	$782	$797
Computers	94	86
Office furniture & equipment	36	58
Leasehold improvements	152	228
Total cost	1,064	1,169
Accumulated depreciation:
Laboratory equipment	340	331
Computers	51	62
Office furniture & equipment	1	13
Leasehold improvements	24	78
Total accumulated depreciation	416	484
Depreciated cost	$648	$685

For the years ended December 31, 2019, 2018 and 2017, depreciation expenses were $210, $121 and $83, respectively.